Interest-Bearing Deposits	12 Months Ended
Dec. 31, 2011
Interest-Bearing Deposits [Abstract]
INTEREST-BEARING DEPOSITS

NOTE 7—INTEREST-BEARING DEPOSITS

Interest-bearing deposits as of December 31, 2011 and 2010 were as follows.

	0000000000	0000000000
	2011	2010
Demand	$140,914	$145,923
Statement and Passbook Savings	282,957	265,388
Certificates of Deposit
In excess of $100	89,305	108,903
Other	162,404	176,737
Individual Retirement Accounts	36,284	37,983

Total	$711,864	$734,934

Scheduled maturities of certificates of deposit, including IRA’s at December 31, 2011 were as follows.

000000000000
2012	$184,530
2013	58,727
2014	28,576
2015	4,155
2016	1,079
Thereafter	10,927

Total	$287,993

Deposits from principal officers, directors, and their affiliates at year-end 2011 and 2010 were $6,909 and $6,200, respectively.